Income Taxes (Details) - Schedule of deferred tax assets (liabilities), net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Provision for financial guarantee services	$ 38,870	$ 23,772
Allowance on doubtful accounts	190,576	179,186
Accrued expenses		7,685
Lease liability	16,375	73,603
Net operating loss carrying forward	165,290	45,089
Less: valuation allowance	(165,290)	(42,208)
Total deferred tax assets	245,821	287,127
Deferred tax liabilities
Right-of-use assets	(9,328)	(86,504)
Recognition of intangible assets arising from business combination	(780,849)	(994,471)
Deferred tax liabilities, net	$ (544,356)	$ (793,848)